Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
As at December 31, 2018, the Corporation’s contractual obligations are as follows:

(a)	The Corporation has entered into various operating lease contracts for office space, motor vehicles and office equipment. The future minimum payments under these leases as are as follows:

2019	$391
2020	283
2021	210
2022	210
2023	190
Thereafter	156

$1,440